Equity share capital and share premium	6 Months Ended
Jun. 30, 2023
Equity share capital and share premium
Equity share capital and share premium
9.	Equity share capital and share premium

Issued and fully paid shares:

	Total ordinary shares (par value €0.01)	Total share capital	Total share premium
	(million)	$'m	$'m
At June 30, 2023 and at December 31, 2022	597.6	267	5,989

There were no material share transactions in the three and six months ended June 30, 2023.